Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	84 Months Ended	95 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class A (with sales charge)
Average Annual Return, Percent	[1]	6.35%	8.89%			9.90%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class C (with sales charge)
Average Annual Return, Percent	[2]	10.08%	9.18%			9.63%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class A (with sales charge)
Average Annual Return, Percent	[3]	11.20%	6.79%			9.49%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class C (with sales charge)
Average Annual Return, Percent	[4]	15.15%	7.07%			9.23%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class A (without sales charge)
Average Annual Return, Percent	[1]	11.95%	10.01%			10.46%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class C (without sales charge)
Average Annual Return, Percent	[2]	11.08%	9.18%			9.63%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class I (without sales charge)
Average Annual Return, Percent		12.18%	10.28%		13.01%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class A (without sales charge)
Average Annual Return, Percent	[3]	17.06%	7.88%			10.05%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class C (without sales charge)
Average Annual Return, Percent	[4]	16.15%	7.07%			9.23%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class I (without sales charge)
Average Annual Return, Percent		17.35%	8.15%		7.03%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB International Fund Class I (without sales charge)
Average Annual Return, Percent		0.02%	1.92%	0.37%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Japan Fund Class I (without sales charge)
Average Annual Return, Percent		7.16%	3.79%	2.87%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Small Cap Fund Class I (without sales charge)
Average Annual Return, Percent		15.09%	8.45%			8.39%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB SMID Cap Fund Class I (without sales charge)
Average Annual Return, Percent		10.03%	10.74%			10.19%
S&P 500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Total Return
Average Annual Return, Percent		25.02%	14.53%			13.10%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%			12.55%
S&P 500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Total Return
Average Annual Return, Percent		25.02%	14.53%			13.10%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%			12.55%
S&P 500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Total Return
Average Annual Return, Percent		25.02%	14.53%		14.70%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%		14.02%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%			12.55%
NASDAQ Bank Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Bank Index Total Return
Average Annual Return, Percent		20.57%	5.20%			7.84%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%			12.55%
NASDAQ Bank Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Bank Index Total Return
Average Annual Return, Percent		20.57%	5.20%			7.84%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%		14.02%
NASDAQ Bank Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Bank Index Total Return
Average Annual Return, Percent		20.57%	5.20%		4.75%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%	4.73%	4.17%
MSCI Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
Average Annual Return, Percent		8.31%	4.81%	4.00%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%			12.55%
Russell 2000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index Total Return
Average Annual Return, Percent		11.54%	7.40%			7.82%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		23.81%	13.86%			12.55%
Russell 2500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index Total Return
Average Annual Return, Percent		12.00%	8.77%			8.85%

[1]
†	Class A shares incur a maximum initial sales charge of 5.00%.

[2]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

[3]
†	Class A shares incur a maximum initial sales charge of 5.00%.

[4]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.